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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             J. Christopher Flowers
Address:          c/o J.C. Flowers & Co. LLC
                  717 Fifth Avenue
                  26th Floor
                  New York, NY 10022

Form 13F File Number:  28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             J. Christopher Flowers
Phone:            (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers          New York, NY              May 15, 2008
--------------------------          -------------            -------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         0
Form 13F Information Table Entry Total:                    3
Form 13F Information Table Value Total:                    $231,186 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.                   Form 13F File Number                  Name
        ------                  --------------------                 ----
         NONE

                          FORM 13F INFORMATION TABLE
                            J. CHRISTOPHER FLOWERS
                       FOR QUARTER ENDED MARCH 31, 2008


-----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer          Title of   CUSIP      Value (x  Shrs or prn   SH/   Put/Call  Investment    Other       Voting Authority
                          Class                $1000)       amt       PRN             Discretion   Managers    Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LIMITED (1)  SHS     G3075P101  $135,922   1,221,555      SH              SOLE                   1,121,988
-----------------------------------------------------------------------------------------------------------------------------------
AFFIRMATIVE INS HLDGS
  INC (2)                 COM     008272106  $ 58,339   7,310,662      SH              SOLE                   7,310,662
-----------------------------------------------------------------------------------------------------------------------------------
ENCORE CAP GROUP INC (3)  COM     292554102  $ 36,925   5,430,101      SH              SOLE                   5,430,101
-----------------------------------------------------------------------------------------------------------------------------------

   (1) Mr. Flowers holds this position personally. The bye-laws of Enstar Group Limited reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar Group Limited's shares. As a result of this provision, Mr. Flowers had voting authority with respect to only 1,121,988 of the 1,221,555 shares of Enstar Group Limited over which he had investment discretion as of March 31, 2008. This number is based upon Enstar Group Limited having 11,909,969 Ordinary Shares outstanding, which is the number of Ordinary Shares outstanding as of February 25, 2008 as reported in the last Form 10-K filed by Enstar Group Limited.

   (2) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

   (3) Mr. Flowers exercises investment discretion over this position through JCF Associates II Ltd., of which he is the director, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P.